Large Company Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Common Stocks (94.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (3.3%)
Verizon Communications, Inc.	109,130	6,587

Total		6,587

Consumer Discretionary (4.0%)
Advance Auto Parts, Inc.	14,830	2,453
BorgWarner, Inc.	24,410	895
Carnival Corp.	33,330	1,457
Honda Motor Co., Ltd., ADR	65,380	1,705
PulteGroup, Inc.	40,370	1,476

Total		7,986

Consumer Staples (10.4%)
Colgate-Palmolive Co.	30,140	2,216
Conagra Brands, Inc.	43,900	1,347
Koninklijke Ahold Delhaize NV	39,270	982
Mondelez International, Inc.	61,310	3,392
PepsiCo, Inc.	19,940	2,734
The Procter & Gamble Co.	51,320	6,383
Sysco Corp.	18,790	1,492
Walmart, Inc.	16,240	1,927

Total		20,473

Energy (7.6%)
Baker Hughes	61,640	1,430
Chevron Corp.	40,470	4,799
Royal Dutch Shell PLC - Class B, ADR	21,420	1,283
Schlumberger, Ltd.	69,910	2,389
Total SA, ADR	100,150	5,208

Total		15,109

Financials (23.1%)
AFLAC, Inc.	34,110	1,785
Ameriprise Financial, Inc.	17,440	2,565
Bank of America Corp.	56,430	1,646
The Bank of New York Mellon Corp.	88,800	4,015
BB&T Corp.	84,730	4,522
Berkshire Hathaway, Inc. - Class B *	28,260	5,879
Chubb, Ltd.	27,520	4,443
JPMorgan Chase & Co.	49,300	5,802
PNC Financial Services Group, Inc.	43,890	6,151
U.S. Bancorp	85,020	4,705
Wells Fargo & Co.	80,140	4,042

Total		45,555

Common Stocks (94.5%)	Shares/ Par +	Value $ (000’s)
Health Care (19.9%)
Cerner Corp.	37,080	2,528
Gilead Sciences, Inc.	30,280	1,919
Hologic, Inc. *	49,730	2,511
Johnson & Johnson	48,420	6,264
Medtronic PLC	73,670	8,002
Pfizer, Inc.	176,670	6,348
Quest Diagnostics, Inc.	27,520	2,945
Roche Holding AG	6,800	1,979
Zimmer Biomet Holdings, Inc.	49,090	6,739

Total		39,235

Industrials (8.9%)
Atlas Copco AB	58,010	1,572
Cummins, Inc.	12,120	1,972
Eaton Corp. PLC	23,990	1,995
Emerson Electric Co.	48,090	3,215
Johnson Controls International PLC	44,510	1,954
Siemens AG	24,420	2,615
Southwest Airlines Co.	46,680	2,521
United Parcel Service, Inc. - Class B	14,070	1,686

Total		17,530

Information Technology (6.2%)
Applied Materials, Inc.	45,410	2,266
Cisco Systems, Inc.	34,050	1,682
Intel Corp.	61,050	3,146
Maxim Integrated Products, Inc.	26,990	1,563
Oracle Corp.	31,470	1,732
TE Connectivity, Ltd.	19,390	1,807

Total		12,196

Materials (2.0%)
DuPont de Nemours, Inc.	26,650	1,900
Mondi PLC	105,600	2,023

Total		3,923

Real Estate (3.3%)
Welltower, Inc.	34,910	3,165
Weyerhaeuser Co.	120,290	3,332

Total		6,497

Utilities (5.8%)
Eversource Energy	44,540	3,807
Pinnacle West Capital Corp.	38,250	3,713
Xcel Energy, Inc.	60,890	3,951

Total		11,471

Total Common Stocks (Cost: $169,413)		186,562

Investment Companies (2.5%)	Shares/ Par +	Value $ (000’s)
Investment Companies (2.5%)
iShares Russell 1000 Value Index Fund	38,610	4,952

Total		4,952

Total Investment Companies (Cost: $4,797)		4,952

Short-Term Investments (3.1%)
Money Market Funds (3.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880% #	6,198,688	6,199

Total		6,199

Total Short-Term Investments (Cost: $6,199)		6,199

Total Investments (100.1%) (Cost: $180,409)@		197,713

Other Assets, Less Liabilities (-0.1%)		(115)

Net Assets (100.0%)		197,598

Large Company Value Portfolio

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services, Inc.	CHF	1,657	1,674	12/19	$6	$—	$6
Buy	Morgan Stanley Capital Services, Inc.	EUR	187	205	12/19	—	(1)	(1)
Sell	Morgan Stanley Capital Services, Inc.	EUR	7,086	7,778	12/19	106	—p	106
Sell	Morgan Stanley Capital Services, Inc.	GBP	2,229	2,751	12/19	44	—	44
Buy	Morgan Stanley Capital Services, Inc.	JPY	6,037	56	12/19	—	—p	—p
Sell	Morgan Stanley Capital Services, Inc.	JPY	162,223	1,510	12/19	2	—	2
Buy	Goldman Sachs International	SEK	829	84	12/19	—	(1)	(1)
Sell	Goldman Sachs International	SEK	14,261	1,458	12/19	18	—	18
						$176	$(2)	$174

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter	$ 176	—	$ 176	$ (2)	—	—	$ (2)
Derivatives

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2019.
@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $180,409 and the net unrealized appreciation of investments based on that cost was $17,478 which is comprised of $20,638 aggregate gross unrealized appreciation and $3,160 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

Large Company Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$186,562	$—	$—
Investment Companies	4,952	—	—
Short-Term Investments	6,199	—	—
Other Financial Instruments^
Forward Currency Contracts	—	176	—

Total Assets:	$197,713	$176	$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(2)	—

Total Liabilities:	$—	$(2)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

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